Loss Per Share (Details) - USD ($)	6 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Net loss attributable to Urban Tea’s shareholders	$ (681,041)	$ (1,335,766)
Weighted Average Shares Outstanding-Basic and Diluted	7,237,052	3,128,901
Loss per share- basic and diluted	$ (0.9)	$ (0.4)